Significant accounting policies (Details Narrative) - ₨ / shares	12 Months Ended
	Mar. 31, 2022	Jun. 17, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Closing foreign exchange rate	75.87	75.65
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Leasehold improvements are amortized over the lower of primary lease period or economic useful life.
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets estimated useful life	3 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets estimated useful life	9 years
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets estimated useful life	3 years
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets estimated useful life	5 years